NOTES PAYABLE - Outstanding amounts (Details) - JPY (¥) ¥ in Thousands	Jun. 30, 2025	Jun. 30, 2024
NOTES PAYABLE
Aggregate outstanding principal balances	¥ 12,157,461	¥ 11,413,332
Less: current portion and short - term notes payable	(7,599,606)	(6,815,181)
Long - term portion of notes payable	4,557,855	4,598,151
Collateral Pledged
NOTES PAYABLE
Aggregate outstanding principal balances	8,108,741	7,422,800
Collateral amount	8,919,898	8,702,861
Lender 1
NOTES PAYABLE
Original Amount Borrowed	¥ 3,316,500	¥ 1,984,440
Annual Interest Rate	4.42%	2.602%
Aggregate outstanding principal balances	¥ 1,610,000	¥ 1,969,759
Lender 2
NOTES PAYABLE
Original Amount Borrowed	¥ 3,774,300	¥ 2,078,000
Annual Interest Rate	3.238%	3.905%
Aggregate outstanding principal balances	¥ 1,486,750	¥ 1,809,000
Lender 3
NOTES PAYABLE
Original Amount Borrowed	¥ 1,186,000	¥ 1,186,000
Annual Interest Rate	2.504%	1.952%
Aggregate outstanding principal balances	¥ 1,186,000	¥ 1,186,000
Lender 4
NOTES PAYABLE
Original Amount Borrowed	¥ 1,877,172	¥ 1,120,000
Annual Interest Rate	2.213%	2.117%
Aggregate outstanding principal balances	¥ 764,400	¥ 905,272
Lender 5
NOTES PAYABLE
Original Amount Borrowed	¥ 800,000	¥ 866,000
Annual Interest Rate	3.103%	2.75%
Aggregate outstanding principal balances	¥ 750,000	¥ 866,000
Other lenders
NOTES PAYABLE
Original Amount Borrowed	15,574,571	508,815
Aggregate outstanding principal balances	¥ 6,360,311	¥ 4,677,301
Other lenders | Minimum
NOTES PAYABLE
Annual Interest Rate	1.30%	1.00%
Other lenders | Maximum
NOTES PAYABLE
Annual Interest Rate	5.50%	5.50%